Segmental reporting	12 Months Ended
Jan. 31, 2019
Disclosure of operating segments [abstract]
Segmental reporting
Segmental reporting
The Summit Group comprises eleven legal entities, of which four are trading. These included the ten subsidiary companies and the Group holding company, Summit Therapeutics plc. The Group operates in one reportable segment: Drug Development. The chief operating decision-maker has been identified as the Executive Management Team consisting of the Chief Executive Officer, the Chief Financial Officer (prior to his departure in December 2018), the Chief Operating Officer and the Chief Commercial Officer. The Executive Management Team reviews the consolidated operating results regularly to make decisions about the financial and organizational resources and to assess overall performance.
The Drug Development segment covers Summit’s research and development activities carried out by the Group, primarily comprising the CDI program, antibiotic pipeline research activities and the DMD program.
The corporate and other activities of Summit Therapeutics plc, Summit (Oxford) Limited, Summit Therapeutics Inc and Discuva Limited, which comprise the costs incurred in providing the facilities, finance, human resource and information technology services, are incurred by the main segment of the Group.
Substantially all of the Group’s assets are held in the United Kingdom.